Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2015
ACCOUNTS RECEIVABLE, NET [Abstract]
Schedule of accounts receivable

	December 31, 2015	December 31, 2014
Accounts receivable	$ 27,016	$ 30,288
Less: Provision for losses on accounts receivables	(919)	(971)

Accounts receivable, net	$ 26,097	$ 29,317

Provision for Losses on Accounts Receivable

Provision for Losses on Accounts Receivables	Balance at Beginning of Year	(Charges to Expenses)/ Amount Recovered	Amount Utilized	Balance at End of Year
Year ended December 31, 2013	$ (2,144)	$ (567)	$ 59	$ (2,652)
Year ended December 31, 2014	$ (2,652)	$ (548)	$ 2,229	$ (971)
Year ended December 31, 2015	$ (971)	$ 52	$ —	$ (919)